Legal Matters	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Legal Matters	16. Legal Matters The Company has no known legal issues pending.	16. Legal Matters The Company has no known legal issues pending.